Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed assets
Total dismantling provisions	€ 696	€ 897	€ 901	€ 827
o/w non-current provisions	670	876	885
o/w current provisions	€ 26	€ 21	€ 16